Note 16 - Derivative Financial Instruments (Details) - Gain or Loss on Derivatives Not Designated as Hedging Instruments (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	$ (44,648)	$ (177,132)	$ (637,403)
Not Designated as Hedging Instrument [Member] | FFA Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Freight forward agreements			(2,247)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	718,977	1,375,820	1,057,928
Freight forward agreements	$ (763,625)	$ (1,552,952)	$ (1,693,084)